Annual Fund Operating Expenses - Institutional - Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.05%